Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligation [Abstract]
Schedule of Change in Asset Retirement Obligation

The following table summarizes the changes in the Company’s ARO liability during the year ended December 31, 2025:

Amount
ARO liability at December 31, 2023	$237
Addition	264
Settlements	—
ARO liability at December 31, 2024	$501
Addition	67
Settlements	—
ARO liability at December 31, 2025	$568